Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Finite Lived Intangible Assets Net [Abstract]
Favorable lease terms charter-out	$ (703)	$ (703)	$ (1,405)	$ (1,440)
Total	$ (703)	$ (703)	$ (1,405)	$ (1,440)